Deferred Revenue	12 Months Ended
Mar. 31, 2024
Contract liabilities [abstract]
Deferred Revenue

Note 14 — Deferred Revenue

	As of March 31,
	2024	2023
Deferred Revenue	—	38,250
Total Deferred Revenue	$—	$38,250

Deferred revenue is recorded when money is received in advance for our products that have not been fulfilled. For the year ended March 31, 2024, the Company recorded deferred revenue of $0. For the year ended March 31, 2023, there was $38,250 of deferred revenue for an order placed from a customer that had not been fulfilled. This was subsequently fulfilled during the year ended March 31, 2024.